UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23205

FS Energy Total Return Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard
Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip Code)

Michael C. Forman

FS Energy Total Return Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

FS Energy Total Return Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s unaudited schedule of investments as of January 31, 2019 is set forth below:

FS Energy Total Return Fund

Unaudited Schedule of Investments

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Master Limited Partnerships—25.1%
Andeavor Logistics LP		Midstream	56,300	$2,122	$2,021
Antero Midstream Partners LP	(d)	Midstream	24,740	621	623
Energy Transfer LP	(e)	Midstream	233,200	3,421	3,430
EQT Midstream Partners, LP	(e)	Midstream	44,000	2,052	2,013
Hess Midstream Partners LP		Midstream	56,600	1,108	1,236
Noble Midstream Partners LP	(e)	Midstream	27,600	1,041	889
Western Gas Partners LP		Midstream	11,100	508	537
Total Master Limited Partnerships				10,873	10,749

Preferred Equity—4.9%
CenterPoint Energy, Inc., Series B, 7.0%	(e)	Downstream	21,800	1,095	1,176
GasLog Partners LP, Series B, 8.2%	(e)	Midstream	43,300	1,059	935
Total Preferred Equity				2,154	2,111

Common Equity—63.6%
AltaGas Canada, Inc.	(e) (f)	Downstream	131,000	1,451	1,635
Antero Midstream GP LP	(d)	Midstream	44,300	594	595
BP p.l.c., ADR	(e)	Upstream	52,200	2,110	2,146
Enbridge, Inc.	(e)	Midstream	84,900	2,453	3,109
Kinder Morgan, Inc.	(e)	Midstream	167,700	2,911	3,035
Occidental Petroleum Corp.	(e)	Upstream	7,700	598	514
Pembina Pipeline Corp.	(e) (f)	Midstream	51,512	1,756	1,836
Plains GP Holdings, LP, Class A Shares	(e)	Midstream	76,600	1,783	1,750
Royal Dutch Shell plc, Class B Shares, ADR	(e)	Upstream	36,050	2,296	2,264
Tallgrass Energy LP	(e)	Midstream	21,200	501	505
Targa Resources Corp.	(e)	Midstream	47,100	2,158	2,026
The Williams Companies, Inc.	(e)	Midstream	105,310	2,976	2,836
TOTAL S.A., ADR	(e)	Upstream	32,740	1,889	1,792
TransCanada Corp.	(e)	Midstream	73,900	3,128	3,142
Total Common Equity				26,604	27,185

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—6.8%
AL Midcoast Holdings, LLC, L + 550, 7/31/2025	(g)	Midstream	$1,596	$1,593	$1,554
BCP Raptor II, LLC, L + 475, 11/3/2025	(g)	Midstream	1,400	1,369	1,337
Total Senior Secured Loans—First Lien				2,962	2,891

Corporate Bonds—12.2%
Exterran Energy Solutions LP / EES Finance Corp., 8.1%, 5/1/2025		Service & Equipment	$1,400	$1,402	$1,370
Extraction Oil & Gas, Inc., 7.4%, 5/15/2024	(h)	Upstream	500	450	465
Gulfport Energy Corp., 6.4%, 5/15/2025	(e)	Upstream	1,500	1,482	1,423
KLX Energy Services Holdings, Inc., 11.5%, 11/1/2025	(h)	Service & Equipment	1,400	1,378	1,426
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.9%, 1/15/2029	(h)	Midstream	500	500	521
Total Corporate Bonds				5,212	5,205

See notes to unaudited schedule of investments.

FS Energy Total Return Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—18.9%
State Street Institutional Treasury Money Market Fund - Institutional Class	(i)	2.29%	8,104,412	$8,104	$8,104
Total Short-Term Investments				8,104	8,104
TOTAL INVESTMENTS—131.5%				$55,909	$56,245
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS—(31.5)%					(13,477)
NET ASSETS—100.0%					$42,768
Shares outstanding at period end (Class A)					325,711
Net asset value per common share at period end (Class A)					$10.98
Shares outstanding at period end (Class I)					3,542,062
Net asset value per common share at period end (Class I)					$10.98
Shares outstanding at period end (Class T)					26,212
Net asset value per common share at period end (Class T)					$10.98

ADR	- American Depositary Receipt

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Energy Total Return Fund (the "Fund"). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Position or portion thereof unsettled as of January 31, 2019.
(e)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2019, there were no securities rehypothecated by BNP.
(f)	Investment denominated in Canadian dollars. Cost is converted into U.S. dollars on purchase date and fair value is converted into U.S. dollars as of January 31, 2019.
(g)	Certain variable rate securities in the Fund's portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2019, the three-month London Interbank Offered Rate ("L") was 2.74%.
(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,412, which represents approximately 5.6% of net assets as of January 31, 2019.
(i)	Rate represents the seven-day yield as of January 31, 2019.

See notes to unaudited schedule of investments.

FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments

As of January 31, 2019

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2019:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Master Limited Partnerships	$10,873	$10,749	19%
Preferred Equity	2,154	2,111	4%
Common Equity	26,604	27,185	48%
Senior Secured Loans—First Lien	2,962	2,891	5%
Corporate Bonds	5,212	5,205	9%
Short-Term Investments	8,104	8,104	15%
Total	$55,909	$56,245	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums, accretion of discounts and/or tax-basis return of capital, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of January 31, 2019, the Fund was not deemed to “control” any of its portfolio companies, and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2019, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2019:

Industry Classification	Fair Value	Percentage of Portfolio
Midstream	$33,930	60%
Upstream	8,604	15%
Downstream	2,811	5%
Service & Equipment	2,796	5%
Short-Term Investments	8,104	15%
Total	$56,245	100%

FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2019, the Fund’s investments were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$10,749	$—	$—	$10,749
Preferred Equity	2,111	—	—	2,111
Common Equity	27,185	—	—	27,185
Senior Secured Loans—First Lien	—	2,891	—	2,891
Corporate Bonds	—	5,205	—	5,205
Short-Term Investments	8,104	—	—	8,104
Total	$48,149	$8,096	$—	$56,245

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Energy Total Return Fund

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	March 26, 2019

By:	/s/ EDWARD T. GALLIVAN, JR.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	March 26, 2019